Provisions - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other provisions
Other provisions	€ 1,262	€ 1,435
Restructuring
Other provisions
Other provisions	€ 255	193
Period of expected cash outflows	2 years
Warranty
Other provisions
Other provisions	€ 200	221
Period of expected cash outflows	18 months
Project losses
Other provisions
Other provisions	€ 110	207
Period of expected cash outflows	2 years
Other
Other provisions
Other provisions	€ 446	€ 561
Period of expected cash outflows	2 years